Equity and Cash Incentive Program - Summary of Activity for Performance Share Awards (Detail) - Performance Share Awards [Member] - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017
Number of Shares
Number of Shares, Unvested, Beginning Balance		10,267
Number of Shares, Granted	87,000	4,162
Number of Shares, Vested		(4,503)
Number of Shares, Unvested, Ending Balance		9,926
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance		$ 64.28
Weighted Average Grant Date Fair Value, Granted		79.28
Weighted Average Grant Date Fair Value, Vested		73.28
Weighted Average Grant Date Fair Value, Ending Balance		$ 66.49